CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	Average yield	June 30,	December 31,
	p.a. %	2023	2022
Cash and banks (1)	5.34	10,327,055	8,064,193

Cash equivalents
Local currency
Fixed-term deposits (compromised)	97.30 of CDI	560,985	1,441,758

Foreign currency
Fixed-term deposits (2)	6.01	972,375
		11,860,415	9,505,951

(1)	Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.

(2)	Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period and is subject to an insignificant risk of changes in value.